RELATED PARTY TRANSACTIONS - Founder Shares (Details)							5 Months Ended	9 Months Ended	11 Months Ended
	Dec. 11, 2022 USD ($) $ / shares	Nov. 11, 2022	Aug. 10, 2022 item	May 05, 2022 item	Mar. 23, 2021 shares	Feb. 25, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) item D $ / shares	Dec. 31, 2021 USD ($) D $ / shares
Related Party Transactions
Proceeds from sale of founder shares | $							$ 25,000		$ 25,000
Period from the closing of the Company's initial public offering to consummate Business Combination								12 months
Number of three-month extensions for consummation of Initial Business Combination | item			2	2				2
Aggregate period to consummate Business Combination								18 months
Number of business days for advance notice of extension to be given | item								5
Extension period for consummating Initial Business Combination			3 months	3 months				3 months
Subsequent event
Related Party Transactions
Extension period for consummating Initial Business Combination		1 month
Additional amount per unit required to be deposited in Trust Account | $ / shares	$ 0.045
Amount to be deposited in Trust Account in connection with the exercise of the first monthly extension | $	$ 122,920
Founder Shares | Sponsor
Related Party Transactions
Proceeds from sale of founder shares | $								$ 25,000
Founder Shares | Sponsor | Class B Common Stock
Related Party Transactions
Number of shares issued						2,875,000
Proceeds from sale of founder shares | $						$ 25,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders						20.00%
Restrictions on transfer period of time after business combination completion								9 months	6 months
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares								$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D								20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D								30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences								150 days	150 days
Founder Shares | Chief Executive Officer | Class B Common Stock
Related Party Transactions
Number of shares transferred						15,000
Founder Shares | Chief Financial Officer | Class B Common Stock
Related Party Transactions
Number of shares transferred						15,000
Founder Shares | Two Independent Director | Class B Common Stock
Related Party Transactions
Number of shares transferred						5,000
Founder Shares | Third Independent Director | Class B Common Stock
Related Party Transactions
Number of shares transferred					5,000